Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ 181,460	$ 161,397	$ 61,979
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of tax	176	(494)	(101)
Items that may be reclassified subsequently to profit or loss:
Exchange gain/(loss) on translation of foreign currency denominated associate and subsidiary	(300)	115	101
Total comprehensive income/(loss) for the period net of tax	181,336	161,017	61,979
Attributable to the owners of non-controlling interest	(54)	95	523
Attributable to the owners of parent	$ 181,390	$ 160,922	$ 61,456